SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions through September 25, 2026, the date of issuance of these unaudited condensed consolidated financial statements, and concluded there were no other material subsequent events that require disclosure in these unaudited condensed consolidated financial statements. Other than the events disclosed below:

Acquisition of Xtreme Solution Pte. Ltd. (“Xtreme”)

On June 24, 2026, YYForce Inc. (the "Company") entered into a letter of intent with Ms. Ren Yinan for the proposed acquisition of a 95% interest in Xtreme Solution Pte. Ltd., a Singapore-incorporated company, for an aggregate consideration of S$4.5 million. The consideration comprises S$400,000 in cash payable upon signing of the Letter of Intent, S$150,000 in cash upon completion of a valuation report, S$350,000 in cash within three months after completion, and S$3.6 million to be satisfied through the issuance of the Company's Class A ordinary shares within three months after completion. The number of shares to be issued will be determined based on the average closing share price for the five trading days preceding the issuance, subject to a 40% discount.

As of the filing date of this unaudited condensed consolidated financial statements, the Company had paid S$730,000 in cash and $4,658,476 in share of the acquisition consideration, and the transfer of the 95% equity interest in Xtreme Solution Pte. Ltd. had been completed on August 3, 2026.

The financial effects on this transaction have not been recognized as of June 30, 2026. The operating results and assets and liabilities of the acquired company will be consolidated from August 3, 2026.

The following tables summarize the consideration transferred to acquired Xtreme at the date of acquisition:

$
Cash	569,467
Consideration shares	4,658,476
Total consideration at fair value	5,227,943

Certain disclosures such as the fair value of the identifiable net assets and the expected goodwill in the Xtreme recognized at the date of acquisition and the measurement basis for that amount, among others, cannot be made given the proximity of the acquisition to the date of issuance of these unaudited condensed consolidated financial statements. Consequently, the analysis required by IFRS 3 is still in progress.

Incorporation of New Subsidiaries

YY Logitech Pte. Ltd.

On August 3, 2026, YY Logitech Pte. Ltd. was incorporated in Singapore as a private company limited by shares. Following incorporation, the initial shareholding was confirmed as YYForce Inc. (95%) and Sunther Manoher (5%). Sunther Manoher was appointed as the initial director.

Facadevision AI Pte. Ltd.

On August 7, 2026, Facadevision AI Pte. Ltd. was incorporated in Singapore as a private company limited by shares. Following incorporation, the initial shareholding was confirmed as YYForce Inc. (70%) and Integral Cleaning Pte. Ltd. (30%). Koh Si Hao was appointed as the initial director.

Issuance of Shares for Services

Operational consulting services

On August 4, 2026, the Company issued 304,879 Class A ordinary shares to an unaffiliated third-party advisor pursuant to a consulting agreement. Under the agreement, the advisor was engaged to provide operational consulting services over a twelve-month period commencing on July 1, 2026, including assisting with the implementation and standardization of operating procedures across the Company's departments and subsidiaries. The advisor was engaged to assist with the implementation and standardization of operating procedures across the Company’s departments and subsidiaries. The arrangement was intended to strengthen internal processes, operational consistency and governance as the Group continued to expand its businesses and geographical presence. The shares were granted in consideration of ongoing services to be rendered during the contractual service period and not for past services rendered.

The shares were issued for nominal cash consideration of US$1 and had an aggregate service value of US$300,000. The number of shares was determined using an issue price equal to 80% of the average closing price of the Company’s Class A ordinary shares over the five trading days immediately preceding the issuance date. Based on the 304,879 shares issued, the implied issue price was approximately US$0.984 per share. The aggregate fair value of the shares issued on the grant date, based on the closing market price of $1.20 per share on August 4, 2026, was approximately $365,855.

Renovation and fit-out services

On August 4, 2026, the Company issued 237,833 Class A ordinary shares to the shareholder of an unaffiliated service provider as non-cash consideration for renovation and fit-out services. The services were provided pursuant to an agreement among the service provider, the Company and Uniforce Security Services Pte. Ltd., a subsidiary of the Company. Under the agreement, the contractor is required to commence the works by August 7, 2026 and achieve practical completion by September 30, 2026. Accordingly, the shares were issued as consideration for the performance of the renovation and fit-out works to be completed under the contract and were not granted for past services rendered a subsidiary of the Company.

The shares were issued for nominal cash consideration of US$1 and had an aggregate service value of S$300,000. The number of shares was determined using an issue price equal to 80% of the average closing price of the Company’s Class A ordinary shares over the five trading days immediately preceding the issuance date. Based on the shares issued, the implied issue price was approximately S$1.261 per share. The aggregate fair value of the shares issued on the grant date, based on the closing market price of $1.20 per share on August 4, 2026, was approximately $285,400.